Management Compensation Plans (Schedule of Total Shares Available for and Subject to Awards) (Details)	Dec. 31, 2012
Global Incentive Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for awards	11,332,510
Shares subject to outstanding awards	1,811,518
Stock Incentive Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for awards	0
Shares subject to outstanding awards	424,870	[1]

[1]	No RSUs remaining outstanding under the 2004 SIP.